NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2024	May 31, 2024	Jul. 17, 2023	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jan. 05, 2023	Dec. 15, 2022
Debt instrument face amount			$ 1,944,000
Interest expense					$ 270,040	$ 136,367	$ 505,461	$ 213,720	$ 593,383	$ 183,567
Series A Preferred Stock [Member]
Number of shares issued			7,000,000
Guarantee Fee Agreements [Member]
Annual fees rate		2.50%
Debt Issuance Costs, Net		$ 3,010,000
Guarantee Fee Agreements [Member] | Series A Preferred Stock [Member]
Number of shares issued		15,000,000
Number of shares issued for deposit fee		6,500,000
Number of shares issued for deposit and guarantee fee		215,000
Number of shares issued, value	$ 3,010,000
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Debt instrument face amount													$ 170,000
Debt instrument interest rate													7.00%
Keystone [Member] | Series A Preferred Stock [Member]
Number of shares issued		215,000
Michaelson Capital [Member] | Subsequent Event [Member]
Debt instrument face amount				$ 2,107,089
Debt instrument interest rate				16.00%
Debt instrument payment terms, description				Additionally, the principal payment schedule of the Michaelson Note was amended to as follows: a payment of $750,000 is due on or by August 30, 2024, a payment of $457,089 is due on or by September 30, 2024, and a payment of the remaining outstanding principal is due on or by November 30, 2024.
Forbearance fee				$ 10,000							$ 457,089
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Debt instrument interest rate												12.00%
Celli – Bridge Notes [Member] | Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Debt Conversion, Converted Instrument, Shares Issued	20,183